FINANCIAL RISK MANAGEMENT - Narrative (Details) bbl in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) bbl	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 5,536,000,000	$ 5,738,000,000	$ 6,423,000,000
Debt to total capitalization ratio, actual	0.07
Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Volume of fuel consumed in production process (in barrels) | bbl	4
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on equity	$ 18,000,000	0
Interest rate risk | Cash and equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,300,000,000
Interest rate risk | Borrowings | Variable rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	100,000,000
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Borrowings	5,536,000,000	6,000,000,000
Debt net of cash and equivalents	2,000,000,000	$ 4,000,000,000
Undrawn borrowing facilities	$ 3,000,000,000
Required ratio of debt to total capitalization	0.60